Income Taxes - Deferred tax assets (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Deferred tax assets:
Start-up/Organization costs	$ 210,307
Net operating loss carryforward	79,874
Total deferred tax assets	290,181
Valuation allowance	(290,181)
Unrecognized tax position	0
Accrued interest and penalties	0
U.S
Deferred tax assets:
Net operating loss carryforward	$ 380,351